UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22011

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	October 31,

Date of reporting period:	July 31, 2018

Item 1.  Schedule of Investments.

The Registrant’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Portfolio of Investments

Third Quarter Report

July 31, 2018 (unaudited)

(Showing Percentage of Total Value of Investments)

	Face Amount (000)		Value (000)
Fixed Income Securities (92.5%)
Argentina (3.0%)
Corporate Bonds (3.0%)
Autonomous City of Buenos Aires Argentina,
BADLAR + 3.25%, 37.70%, 3/29/24 (a)	ARS	92,677	$2,715
Banco Hipotecario SA,
BADLAR + 4.00%, 39.19%, 11/7/22 (a)(b)	25,000		721
Provincia de Buenos Aires,
BADLAR + 3.83%, 36.55%, 5/31/22 (a)	218,010		6,603
Provincia de Mendoza Argentina,
BADLAR + 4.38%, 37.70%, 6/9/21 (a)	172,370		5,306
Tarjeta Naranja SA,
BADLAR + 3.50%, 33.69%, 4/11/22 (a)(b)		$5,150	2,339
YPF SA,
BADLAR + 4.00%, 36.75%, 7/7/20 (a)(b)	9,137		4,862
			22,546
Brazil (13.8%)
Sovereign (13.8%)
Brazil Notas do Tesouro Nacional Serie F, 10.00%, 1/1/21 — 1/1/25	BRL	383,264	103,111

Chile (1.0%)
Sovereign (1.0%)
Bonos de la Tesoreria de la Republica en pesos,
5.00%, 3/1/35	CLP	3,570,000	5,572
Chile Government International Bond,
5.50%, 8/5/20	1,165,000		1,895
			7,467
Colombia (5.9%)
Corporate Bond (0.2%)
Fideicomiso PA Costera,
6.25%, 1/15/34 (b)	COP	4,979,415	1,782
Sovereign (5.7%)
Colombia Government International Bond,
9.85%, 6/28/27	1,466,000		643
Colombian TES,
6.00%, 4/28/28	15,000,000		4,896
7.75%, 9/18/30	16,848,100		6,196
10.00%, 7/24/24	44,128,500		18,084
11.00%, 7/24/20	14,087,000		5,422
Financiera de Desarrollo Territorial SA Findeter,
7.88%, 8/12/24 (b)	21,492,000		7,733
			42,974
			44,756
Dominican Republic (0.1%)
Sovereign (0.1%)
Dominican Republic International Bond,
8.90%, 2/15/23 (b)	DOP	22,000	448

Georgia (0.8%)
Corporate Bond (0.8%)
Bank of Georgia JSC,
11.00%, 6/1/20 (b)	GEL	14,300	5,864

Hungary (3.4%)
Sovereign (3.4%)
Hungary Government Bond,
3.00%, 10/27/27	HUF	3,407,390	12,238
5.50%, 6/24/25	2,992,920		12,843
			25,081
India (2.9%)
Sovereign (2.9%)
India Government Bond,
8.40%, 7/28/24	INR	1,445,000	21,464

Indonesia (8.8%)
Sovereign (8.8%)
Indonesia Treasury Bond,
8.38%, 3/15/34	IDR	291,441,000	20,503
8.75%, 5/15/31	412,855,000		30,006
9.00%, 3/15/29	204,725,000		15,171
			65,680
Malaysia (5.1%)
Sovereign (5.1%)
Malaysia Government Bond,
3.96%, 9/15/25	MYR	23,754	5,806
4.18%, 7/15/24	111,175		27,681
4.23%, 6/30/31	19,500		4,653
			38,140
Mexico (12.2%)
Sovereign (12.2%)
Mexican Bonos,
Series M
6.50%, 6/10/21	MXN	443,185	22,989
7.50%, 6/3/27	212,300		11,207
7.75%, 5/29/31	62,900		3,363
8.00%, 12/7/23	129,000		7,004
10.00%, 12/5/24	97,500		5,826
Petroleos Mexicanos,
(Units)
7.65%, 11/24/21 (b)(c)	791,300		40,479
			90,868
Peru (4.0%)
Sovereign (4.0%)
Peru Government Bond,
(Units)
5.70%, 8/12/24 (c)	PEN	44,037	14,139
6.15%, 8/12/32 (b)	20,660		6,578
Peruvian Government International Bond,
(Units)
5.70%, 8/12/24 (b)(c)	14,001		4,495

8.20%, 8/12/26 (c)	13,154		4,824
			30,036
Poland (10.0%)
Sovereign (10.0%)
Poland Government Bond,
5.25%, 10/25/20	PLN	75,898	22,386
Republic of Poland Government Bond,
3.25%, 7/25/25	29,850		8,341
5.75%, 9/23/22	141,500		44,043
			74,770
Romania (1.2%)
Sovereign (1.2%)
Romania Government Bond,
4.75%, 2/24/25	RON	36,275	9,168

Russia (6.1%)
Sovereign (6.1%)
Russian Federal Bond - OFZ,
6.40%, 5/27/20	RUB	185,800	2,941
7.00%, 8/16/23	765,785		12,109
7.10%, 10/16/24	500,000		7,855
7.60%, 7/20/22	438,000		7,080
8.15%, 2/3/27	961,800		15,969
			45,954
South Africa (7.5%)
Sovereign (7.5%)
Republic of South Africa Government Bond,
8.75%, 1/31/44	ZAR	260,000	18,391
South Africa Government Bond,
6.75%, 3/31/21	83,700		6,219
7.25%, 1/15/20	24		2
7.75%, 2/28/23	54,000		4,054
8.00%, 1/31/30	388,850		27,513
			56,179
Thailand (2.7%)
Sovereign (2.7%)
Thailand Government Bond,
3.63%, 6/16/23	THB	630,000	20,216

Turkey (2.3%)
Sovereign (2.3%)
Turkey Government Bond,
7.10%, 3/8/23	TRY	19,550	2,520
8.00%, 3/12/25	24,250		3,062
9.20%, 9/22/21	22,000		3,395
10.50%, 1/15/20	29,475		5,315
10.60%, 2/11/26	20,200		2,826
			17,118

Uruguay (1.7%)
Sovereign (1.7%)
Uruguay Government International Bond,
8.50%, 3/15/28 (b)	UYU	69,890	2,006
9.88%, 6/20/22 (b)	304,500		9,922
9.88%, 6/20/22	17,260		563
			12,491
Total Fixed Income Securities (Cost $801,169)			691,357
Short-Term Investments (7.5%)
U.S. Treasury Security (1.1%)
U.S. Treasury Bill,
2.02%, 11/1/18 (d) (Cost $8,188)		$8,230	8,188

	Shares	Value (000)
Investment Company (1.7%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (e) (Cost $13,049)	13,049,119	13,049

	Face Amount (000)
Egypt (2.8%)
Sovereign (2.8%)
Egypt Treasury Bills,
16.30%, 3/5/19	EGP	77,225	3,903
16.40%, 3/5/19	133,550		6,749
16.57%, 3/5/19	204,675		10,344
			20,996
Nigeria (1.9%)
Sovereign (1.9%)
Nigeria Treasury Bill,
22.45%, 8/16/18	NGN	5,181,000	14,200
Total Sovereign (Cost $35,741)			35,196
Total Short-Term Investments (Cost $56,978)			56,433
Total Investments (100.0%) (Cost $858,147) (f)(g)(h)			747,790
Liabilities in Excess of Other Assets			(222,026)
Net Assets			$525,764

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)                   Floating or Variable rate securities: The rates disclosed are as of July 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(b)                   144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)                   Consists of one or more classes of securities traded together as a unit.

(d)                   Rate shown is the yield to maturity at July 31, 2018.

(e)                   The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended July 31, 2018, advisory fees paid were reduced by approximately $16,000 relating to the Fund’s investment in the Liquidity Funds.

(f)                    Securities are available for collateral in connection with open foreign currency forward exchange contracts and futures contracts.

(g)                   The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended July 31, 2018, the Fund did not engage in any cross-trade transactions.

(h)                   At July 31, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $10,217,000 and the aggregate gross unrealized depreciation is approximately $123,848,000, resulting in net unrealized depreciation of approximately $113,631,000.

BADLAR      Buenos Aires Deposits of Large Amount Rate.

LIBOR           London Interbank Offered Rate.

OFZ                Obilgatsyi Federal’novo Zaima (Russian Federal Loan Obligation).

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at July 31, 2018:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Barclays Bank PLC	MYR	21,000		$5,171	8/2/18	$5
Barclays Bank PLC	MYR	16,600		$4,088	8/2/18	4
Barclays Bank PLC	$5,186		MYR	21,000	8/2/18	(20)
Barclays Bank PLC	$4,093		MYR	16,600	8/2/18	(9)
JPMorgan Chase Bank NA	BRL	183,988		$48,628	8/2/18	(393)
JPMorgan Chase Bank NA	BRL	4,400		$1,117	8/2/18	(55)
JPMorgan Chase Bank NA	BRL	7,500		$1,896	8/2/18	(102)
JPMorgan Chase Bank NA	BRL	195,888		$52,169	8/2/18	(22)
JPMorgan Chase Bank NA	$52,630		BRL	195,888	8/2/18	(439)
JPMorgan Chase Bank NA	$1,172		BRL	4,400	8/2/18	— @
JPMorgan Chase Bank NA	$1,997		BRL	7,500	8/2/18	1
JPMorgan Chase Bank NA	$48,999		BRL	183,988	8/2/18	21
UBS AG	MYR	37,600		$9,328	8/2/18	78
UBS AG	$9,259		MYR	37,600	8/2/18	(9)
Bank of America NA	$21,757		MXN	403,000	8/3/18	(138)
Barclays Bank PLC	$2,251		TRY	11,000	8/3/18	(19)
JPMorgan Chase Bank NA	MXN	403,000		$20,368	8/3/18	(1,251)
JPMorgan Chase Bank NA	TRY	11,000		$2,327	8/3/18	96
BNP Paribas SA	INR	1,695,670		$24,517	8/14/18	(172)
JPMorgan Chase Bank NA	RON	13,000		$3,271	8/14/18	(15)
JPMorgan Chase Bank NA	$7,410		RON	29,510	8/14/18	50
JPMorgan Chase Bank NA	COP	16,830,000		$5,858	8/15/18	39
JPMorgan Chase Bank NA	$9,450		RUB	595,000	8/15/18	60
JPMorgan Chase Bank NA	$6,056		KZT	2,100,000	8/17/18	(29)
JPMorgan Chase Bank NA	NGN	4,600,000		$11,757	8/20/18	(935)
Bank of America NA	HUF	1,439,000		$5,226	8/24/18	(28)
JPMorgan Chase Bank NA	$13,900		CZK	306,500	8/24/18	126
JPMorgan Chase Bank NA	ZAR	118,150		$8,863	8/24/18	(85)
Bank of America NA	PLN	68,000		$18,325	8/27/18	(287)
JPMorgan Chase Bank NA	$16,487		THB	550,000	8/27/18	53
JPMorgan Chase Bank NA	$3,238		CLP	2,100,000	8/31/18	56
JPMorgan Chase Bank NA	BRL	195,888		$52,434	9/5/18	446
Bank of America NA	MXN	403,000		$21,633	9/7/18	137
Barclays Bank PLC	MYR	16,600		$4,090	9/7/18	11
Barclays Bank PLC	TRY	11,000		$2,217	9/7/18	19
						$(2,806)

Futures Contracts:

The Fund had the following futures contracts open at July 31, 2018:

	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Depreciation (000)
German Euro Bund	178	Sep-18	(17,800)	$(33,632)	$(291)
U.S. Treasury 10 yr. Note	493	Sep-18	(49,300)	(58,875)	(177)
					$(468)

@		Value is less than $500.
ARS	—	Argentine Peso
BRL	—	Brazilian Real
CLP	—	Chilean Peso
COP	—	Colombian Peso

CZK	—	Czech Koruna
DOP	—	Dominican Peso
EGP	—	Egyptian Pound
EUR	—	Euro
GEL	—	Georgian Lari
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
INR	—	Indian Rupee
KZT	—	Kazakhstan Tenge
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NGN	—	Nigerian Naira
PEN	—	Peruvian Nuevo Sol
PLN	—	Polish Zloty
RON	—	Romanian New Leu
RUB	—	Russian Ruble
THB	—	Thai Baht
TRY	—	Turkish Lira
UYU	—	Uruguay Peso
ZAR	—	South African Rand

Portfolio Composition

Classification	Percentage of Total Investments
Sovereign	93.2%
Other*	6.8
Total Investments	100.0	%**

*    Industries and/or investment types representing less than 5% of total investments.

**     Does not include open short futures contracts with a value of approximately $92,507,000 and total unrealized depreciation of approximately $468,000. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of approximately $2,806,000.

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Notes to the Portfolio of Investments • July 31, 2018 (unaudited)

Security Valuation: (1) Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service/vendor. The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads, and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (2) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors (the “Directors”). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange (“NYSE”). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (3) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Fund’s Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund’s Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2018:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Corporate Bonds	$—	$30,192	$—	$30,192
Sovereign	—	661,165	—	661,165
Total Fixed Income Securities	—	691,357	—	691,357
Short-Term Investments
U.S. Treasury Security	—	8,188	—	8,188
Investment Company	13,049	—	—	13,049
Sovereign	—	35,196	—	35,196
Total Short-Term Investments	13,049	43,384	—	56,433
Foreign Currency Forward Exchange Contracts	—	1,202	—	1,202
Total Assets	13,049	735,943	—	748,992
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(4,008)	—	(4,008)
Futures Contracts	(468)	—	—	(468)
Total Liabilities	(468)	(4,008)	—	(4,476)
Total	$12,581	$731,935	$—	$744,516

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of July 31, 2018, the Fund did not have any investments transfer between investment levels.

Item 2.  Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
September 18, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
September 18, 2018

/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 18, 2018